STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 10: STOCKHOLDERS’ EQUITY

On July 31, 2014, the Board and the holders of a majority of the voting power of our shareholders approved an amendment to our articles of incorporation to increase our authorized shares of common stock to 250,000,000 from 125,000,000 and increased the Company's Series A Convertible Preferred Stock to 120,000,000 from 100,000,000. Additionally, on July 31, 2014, the Board designated the terms of Series B Convertible Preferred Stock and 1,000,000 shares were designated Series B Convertible Preferred stock.

The total number of shares of all classes of stock that the Company shall have the authority to issue is 375,000,000 shares consisting of: 250,000,000 shares of common stock with a $0.001 par value per shares; and 120,000,000 shares which may be designated as Series A Convertible Preferred stock with a $0.001 par value per share and 1,000,000 shares designated as Series B Preferred stock with at $0.001 par value per share.

Common Stock

During the three months ended January 31, 2015, the Company:

•	issued 816,667 shares of its common stock along with 750,000 one year warrants with an exercise of $0.18 for cash proceeds of $75,000.

•
issued 1,271,350 shares of its common stock for a total value of $170,685 for consulting fees rendered. The value of the common stock issued was based on the fair value of the stock at the time of issuance.

•	issued 26,500 shares of its common stock valued at $3,180 to its employees as stock compensation. The value of the common stock issued was based on the fair value of the stock at the time of issuance.

•
issued 900,000 shares of its common stock valued at $45,000 upon the conversion of the holders of Next 1 dual convertible Series B preferred shares held in its parent company Next 1 Interactive, Inc. These common shares were valued at the carrying value of the converted parent company Series B preferred shares.

•
issued 770,000 shares of its common stock valued at $77,000 upon the conversion of the holders of Next 1 dual convertible Series C preferred shares held in its parent company Next 1 Interactive, Inc. These common shares were valued at the carrying value of the converted parent company Series C preferred shares.

•
issued 549,945 shares of its common stock valued at $82,500 upon the conversion of the holders of Next 1 dual convertible Series D preferred shares held in its parent company Next 1 Interactive, Inc. These common shares were valued at the carrying value of the converted parent company Series D preferred shares.

•
issued 100,000 shares of its common stock along with 100,000 one year warrants with an exercise price of $0.50 as settlement of prior year cash advances to purchase shares by third party investors valued at $30,000.

•
evaluated the conversion feature of the convertible promissory notes and determined the Company's common stock exceeded the conversion price as stated in each of the convertible promissory notes representing a beneficial conversion feature. Using the intrinsic value method at the convertible promissory note date, a total discount of $705,780 was recognized as part of additional paid in capital.

•	received 750,000 shares of its common stock originally held in escrow for Suresh Srinivasan, former Chief Operating Officer. These shares were retired at par valued at $750.

Common Stock Warrants

At January 31, 2015, there were 17,017,730 warrants outstanding with a weighted average exercise price of $0.40 and weighted average life of .21 years. During the three months ended January 31, 2015, the Company granted 2,350,000 warrants and 711,128 expired.

Convertible Preferred Stock Series A

On October 14, 2014, the Company filed a certificate of amendment pursuant to the July 31st, 2014 Board of Directors approval to increase the Preferred A shares from 100,000,000 shares to 120,000,000 shares. As of January 31, 2015, the Company had 66,801,653 shares of Convertible Preferred Stock Series A issued and outstanding. The preferred shares were issued at $.001 par and bear dividends at a rate of 10% per annum payable on a quarterly basis when declared by the board of directors. Dividends accrue whether or not they have been declared by the board. At the election of the Company, Preferred Dividends may be converted into Series A Stock, with each converted share having a value equal to the market price per share, subject to adjustment for stock splits. In order to exercise such option, the Company delivers written notice to the holder. Each share of Series A Stock is convertible at the option of the holder thereof at any time into a number of shares of Common Stock determined by dividing the Stated Value of a $1 per share by the Conversion Price then in effect. The conversion price for the Series A Stock is equal to $1.00 per share. Each holder of Series A stock shall be entitled to one vote for each whole share of common stock that would be issuable upon conversion of such share on the record date for determining eligibility to participate in the action being taken.

In the event of (a) the sale, conveyance, exchange, exclusive license, lease or other disposition of all or substantially all of the intellectual property or assets of the Company, (b) any acquisition of the Company by means of consolidation, stock exchange, stock sale, merger of other form of corporate reorganization of the Company with any other entity in which the Company's stockholders prior to the consolidation or merger own less than a majority of the voting securities of the surviving entity, or (c) the winding up or dissolution of the Company, whether voluntary or involuntary (each such event in clause (a), (b) or (c) a "liquidation event"), the Board shall determine in good faith the amount legally available for distribution to stockholders after taking into account the distribution of assets among, or payment thereof over to, creditors of the Company (the "net assets available for distribution"). The holders of the Series A stock then outstanding shall be entitled to be paid out of the net assets available for Distribution (or the consideration received in such transaction) before any payment or distribution shall be made to the holders of any class of preferred stock ranking junior to the Series A Stock or to the Common Stock, an amount for each share of Series A Stock equal to all accrued and unpaid Preferred Dividends plus the Stated Value, as adjusted (the "Series A Liquidation Amount").

Accrued and declared preferred stock dividends on the outstanding preferred shares as of January 31, 2015 totaled $915,447 and are included in accounts payable and accrued expenses in the accompanying balance sheet. These preferred stock dividends were declared on December 28, 2014, to holders of record on August 31, 2014. Additional preferred stock dividends accruing, but have not been declared, on the outstanding preferred shares as of January 31, 2015 were $158,209.

During the three months ended January 31, 2015, the Company recorded no activity.

Convertible Preferred Stock Series B

On July 31, 2014, the Company's Board of Directors approved the creation of a new Series B Preferred stock and on October 14, 2014 a certificate of designation was filed with the state of Delaware designating 1,000,000 shares with a par value of $0.001, a stated value of $5.00 per share and convertible into the Company's common stock at $0.05 per share. As of January 31, 2015, the Company had 26,000 shares of Convertible Preferred Stock Series B issued and outstanding. The Series B Preferred stock will bear dividends at a rate of 10% per annum and shall accrue on the stated value of such shares of the Series B Stock. Dividends accrue whether or not they have been declared by the Board of Directors. At the election of the Company, it may satisfy its obligations hereunder to pay dividends on the Series B stock by issuing shares of common stock to the holders of Series B stock on a uniform and prorated basis. Each share of Series B Stock is convertible at the option of the holder thereof at any time into a number of shares of Common Stock determined by dividing the Stated Value by the Conversion Price then in effect. The conversion price for the Series B Stock is equal to $0.05 per share. Each holder of Series B stock shall be entitled to the number of votes equal to two hundred (200) votes for each shares of Series B stock held by them.

In the event of (a) the sale, conveyance, exchange, exclusive license, lease or other disposition of all or substantially all of the intellectual property or assets of the Company, (b) any acquisition of the Company by means of consolidation, stock exchange, stock sale, merger of other form of corporate reorganization of the Company with any other entity in which the Company's stockholders prior to the consolidation or merger own less than a majority of the voting securities of the surviving entity, or (c) the winding up or dissolution of the Company, whether voluntary or involuntary (each such event in clause (a), (b) or (c) a "liquidation event"), the Board shall determine in good faith the amount legally available for distribution to stockholders after taking into account the distribution of assets among, or payment thereof over to, creditors of the Company (the "net assets available for distribution"). The holders of the Series B stock then outstanding shall be entitled to be paid out of the net assets available for Distribution (or the consideration received in such transaction) before any payment or distribution shall be made to the holders of any class of preferred stock ranking junior to the Series B Stock or to the Common Stock, an amount for each share of Series B Stock equal to all accrued and unpaid Preferred Dividends plus the Stated Value, as adjusted (the "Series B Liquidation Amount"). Preferred stock dividends accruing, but have not been declared, on the outstanding preferred shares as of January 31, 2015 were $5,540.

Convertible Preferred Stock Series B (continued)

During the three months ended January 31, 2015, the Company:

•
issued 26,000 shares of its Series B Preferred stock along with 1,250,000 five (5) year Next 1 Interactive, Inc. common stock warrants with exercise prices between $0.01 to $0.05 valued at $130,000, based on subscription agreements. $100,000 was in settlement of prior year cash advances to purchase shares by third party investors and the balance of $30,000 was applied to Next 1 Interactive, Inc debt obligation.

NOTE 11: STOCKHOLDERS’ EQUITY

On July 31, 2014, the Board and the holders of a majority of the voting power of our shareholders approved an amendment to our articles of incorporation to increase our authorized shares of common stock to 250,000,000 from 125,000,000 and increased the Company's Series A Convertible Preferred Stock to 120,000,000 from 100,000,000. Additionally, on July 31, 2014, the Board designated the terms of Series B Convertible Preferred Stock and 1,000,000 shares were authorized.

The total number of shares of all classes of stock that the Company shall have the authority to issue is 376,000,000 shares consisting of: 250,000,000 shares of common stock with a $0.001 par value per shares; and 125,000,000 shares which may be designated as Series A Convertible Preferred Stock with a $0.001 par value per share and 1,000,000 shares designated as Series B Preferred stock with a $0.001 par value per share.

Common Stock

During the year ended October 31, 2014, the Company:

⋅	issued 4,163,712 shares of its common stock along with 3,532,389 one year warrants with an exercise price between a $0.18 to $1.25 for cash proceeds of $842,668 .

⋅	issued 2,975,111 shares of its common stock upon exercise of 2,975,111 outstanding warrants for cash proceeds of $666,520 .

⋅
issued 2,134,430 shares of its common stock along with 235,780 one year warrants with an exercise price between $0.05 to $1.00 for a total value of $970,065 for consulting fees rendered. The value of the common stock issued was based on the fair value of the stock at the time of issuance. The value of the warrants was estimated at the time of grant using the Black-Scholes option pricing model with the following assumptions: risk free interest rate between 0.10% and 0.14%, dividend yield of -0-%, volatility factor between 318.89% to 611.08% and expected life of one year.

⋅
On May 24, 2014, the Company issued 2,000,000 shares of common stock as part of employment agreements in place with executives valued at $300,000. This was part of the purchase price under the ReachFactor Asset Purchase Agreement. The value of the common stock was based on the fair value of the stock, representing its quoted trading price, at the time of issuance.

⋅
On May 24, 2014, the Company issued 2,000,000 shares of common stock upon execution of an Asset Purchase Agreement with ReachFactor, Inc. pursuant to which the Company acquired substantially all of the assets of ReachFactor and the Company assumed certain liabilities of ReachFactor not to exceed $25,000. The value of the common stock was based on the fair value of the stock, representing its quoted trading price, at the time of issuance and totaled $300,000.

⋅
issued 14,765,000 shares of its common stock valued at $738,250 upon the conversion of the holders of convertible Series B preferred shares held in its parent company Next 1 Interactive, Inc. These common shares were valued at the carrying value of the converted parent company Series B preferred shares.

⋅
issued 1,300,000 shares of its common stock valued at $130,000 upon the conversion of the holders of convertible Series C preferred shares held in its parent company Next 1 Interactive, Inc. These common shares were valued at the carrying value of the converted parent company Series C preferred shares.

⋅
issued 1,937,973 shares of its common stock valued at $290,725 upon the conversion of the holders of convertible Series D preferred shares held in its parent company Next 1 Interactive, Inc. These common shares were valued at the carrying value of the converted parent company Series D preferred shares.

⋅
issued 3,100,000 shares of its common stock valued at $155,000 upon the conversion of the holders of convertible promissory notes held in its parent company Next 1 Interactive, Inc. These common shares were valued at the carrying value of the converted parent promissory notes.

⋅
issued 12,000,000 one (1) year common stock warrants with an exercise price of $0.50 for a debt modification of convertible promissory notes held in its parent company Next 1 Interactive, Inc valued at $4,809,308. The value of the warrants was estimated at the time of grant using the Black-Scholes option pricing model with the following assumptions: risk free interest rate of 0.35%, dividend yield of -0-%, volatility factor of 324.34% and expected life of one year.

⋅	issued 1,466,666 shares of common stock upon conversion of convertible promissory notes of $220,000.

⋅	issued 70,879 shares upon the exercise of 70,879 warrants in settlement of consulting fees valued at $12,758 at an exercise price of $1.

⋅
issued 27,000 shares of its common stock along with 9,000 one year warrants with an exercise price between $0.18 to $1.00 as settlement of $13,500 of proceeds received in advance for prior fiscal year subscription agreements.

⋅
On May 5, 2014, the Company's board of directors authorized a special warrant exercise pricing available to warrant holders of record as of May 5, 2014. The Board agreed to reduce the pricing on the warrants to $0.18 from their current level of $1.00 to $1.25 for the month of May 2014 only. The Company evaluated the incremental value of the modified warrants, as compared to the original warrant value, concluding that modification expense incurred was immaterial and the modification expense not recorded.

⋅	All of the conversions of Next 1 Interactive, Inc. securities were accounted for as constructive distributions.

During the year ended October 31, 2013, the Company:

⋅	issued 7,646,000 shares of its common stock along with 7,614,000 one year warrants with an exercise price between a $1.00 and $1.25 for cash proceeds of $3,826,000.

⋅	issued 50,000 shares of its common stock upon execution of 50,000 outstanding warrants for cash proceeds of $50,000.

⋅	received $13,500 in advance for subscription agreements totaling 27,000 shares of its common stock and as of October 31, 2013 the shares have not been issued.

⋅
issued 607,600 shares of its common stock along with 71,600 one year warrants with an exercise price of $1 for a total value of $646,030 for consulting fees rendered. The value of the common stock was issued was based on the fair value of the stock at the time of issuance. The value of the warrants was estimated at the time of grant using the Black-Scholes option pricing model with the following assumptions: risk free interest rate between 0.10% and 0.14%, dividend yield of -0-%, volatility factor between 177.07% and 353.06% and expected life of one year.

⋅
issued 32,095,356 shares of its common stock and 690,232 one year warrants with an exercise price of $1 valued at $7,297,272 upon the conversion of the holders of convertible preferred shares and promissory notes held in its parent company Next 1 Interactive, Inc. The value of the warrants was estimated at the time of grant using the Black-Scholes option pricing model with the following assumptions: risk free interest rate between 0.10% and 0.14%, dividend yield of -0-%, volatility factor between 315.81% and 356.43% and expected life of one year.

⋅	issued 5,990,238 shares of its common stock valued at $299,512 upon the conversion of 5,990,238 shares of the Company's Convertible Series A Preferred stock.

⋅
on October 3, 2013, contracted with an un-related entity and issued 100,000 shares of its common stock valued at $418,000 in website development costs. The value of the common stock was issued was based on the fair value of the stock at the time of issuance. Effective October 29, 2013, two shareholders of this entity became employees and executive officers of our Company.

⋅	issued 2,166,666 shares of its common stock valued at $325,000 upon complying with conversion requests of various non-related third party convertible promissory note holders.

⋅	evaluated the conversion feature of new issued convertible promissory note and recorded a $440,000 beneficial conversion feature.

Common Stock Warrants

The following table sets forth common share purchase warrants outstanding as of October 31, 2014:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, October 31, 2013	8,325,832	$1.04	$1.56
Warrants granted and issued	15,957,169	$0.47	$0.00
Warrants exercised/forfeited	(8,904,143)	$(1.00)	$0.00
Outstanding, October 31, 2014	15,378,858	$0.48	$0.00

Common stock issuable upon exercise of warrants	15,378,858	$0.48	$0.00

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices Prices	Number Outstanding at October 31, 2014	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at October 31, 2014	Weighted Average Exercise Price
$0.17	300,000	1.97	$0.17	300,000	$0.17
$0.18	2,224,530	0.42	$0.18	2,224,530	$0.18
$0.50	12,140,000	0.32	$0.50	12,140,000	$0.50
$1.00	247,050	0.04	$1.00	247,050	$1.00
$1.25	467,278	0.13	$1.25	467,278	$1.25

	15,378,858	0.35	$0.48	15,378,858	$0.48

The following table sets forth common share purchase warrants outstanding as of October 31, 2013:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, October 31, 2012	-0-	$-0-	$-0-
Warrants granted and issued	8,375,832	$1.04	$1.56
Warrants exercised/forfeited	(50,000)	$(1.00)	$(1.60)
Outstanding, October 31, 2013	8,325,832	$1.04	$1.56

Common stock issuable upon exercise of warrants	8,325,832	$1.04	$1.56

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices Prices	Number Outstanding at October 31, 2013	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at October 31, 2013	Weighted Average Exercise Price
$1.00	6,917,832	0.78	$1.00	6,917,832	$1.00
$1.25	1,408,000	1.00	$1.25	1,408,000	$1.25

	8,325,832	0.82	$1.04	8,325,832	$1.04

Convertible Preferred Stock Series A

On October 14, 2014, the Company filed a certificate of amendment pursuant to the July 31st, 2014 Board of Directors approval to increase the Preferred A shares from 100,000,000 shares to 120,000,000 shares. As of October 31, 2014, the Company had 66,801,653 shares of Convertible Preferred Stock Series A issued and outstanding. The preferred shares were issued at $.001 par and bear dividends at a rate of 10% per annum payable on a quarterly basis when declared by the board of directors. Dividends accrue whether or not they have been declared by the board. At the election of the Company, Preferred Dividends may be converted into Series A Stock, with each converted share having a value equal to the market price per share, subject to adjustment for stock splits. In order to exercise such option, the Company delivers written notice to the holder. Each share of Series A Stock is convertible at the option of the holder thereof at any time into a number of shares of Common Stock determined by dividing the Stated Value of a $1 per share by the Conversion Price then in effect. The conversion price for the Series A Stock is equal to $1.00 per share. Each holder of Series A stock shall be entitled to one vote for each whole share of common stock that would be issuable upon conversion of such share on the record date for determining eligibility to participate in the action being taken.

In the event of (a) the sale, conveyance, exchange, exclusive license, lease or other disposition of all or substantially all of the intellectual property or assets of the Company, (b) any acquisition of the Company by means of consolidation, stock exchange, stock sale, merger of other form of corporate reorganization of the Company with any other entity in which the Company's stockholders prior to the consolidation or merger own less than a majority of the voting securities of the surviving entity, or (c) the winding up or dissolution of the Company, whether voluntary or involuntary (each such event in clause (a), (b) or (c) a "liquidation event"), the Board shall determine in good faith the amount legally available for distribution to stockholders after taking into account the distribution of assets among, or payment thereof over to, creditors of the Company (the "net assets available for distribution"). The holders of the Series A stock then outstanding shall be entitled to be paid out of the net assets available for Distribution (or the consideration received in such transaction) before any payment or distribution shall be made to the holders of any class of preferred stock ranking junior to the Series A Stock or to the Common Stock, an amount for each share of Series A Stock equal to all accrued and unpaid Preferred Dividends plus the Stated Value, as adjusted (the "Series A Liquidation Amount").

Accrued and declared preferred stock dividends on the outstanding preferred shares as of October 31, 2014 and 2013 totaled $915,447 and $523,895, respectively and are included in accounts payable and accrued expenses in the accompanying balance sheet. These preferred stock dividends were declared on December 28, 2014, to holders of record on August 31, 2014. Additional preferred stock dividends accruing, but have not been declared, on the outstanding preferred shares as of October 31, 2014 were $73,753.

During the year ended October 31, 2014, the Company:

⋅
issued 25,983,600 Series A Preferred Shares to Next 1 Interactive, Inc., based upon the "top up" provision in the certificates of designations, valued at $5,196,720 and approved by the Board of Directors on May 15, 2014 . The conversion price of $0.20 per common share was based upon the closing price of the Company's common stock on May 15, 2014.

⋅
retired 53,198,347 Series Preferred Series A shares held by Next 1 Interactive, at the cost of $1,287,082, based upon the original securities and purchase agreement of October 2012 and retirement was approved by the Board of Directors on May 15, 2014. This was based upon the issuances of RealBiz common shares issued for conversion from Next 1 Interactive, Inc. preferred stock and convertible promissory notes.

During the year ended October 31, 2013, the Company:

⋅	on February 27, 2013, the former CEO of Webdigs converted 5,990,238 Series A Preferred Stock into 5,990,238 shares of RealBiz Common Stock.

Convertible Preferred Stock Series B

On July 31, 2014, the Company's Board of Directors approved the creation of a new Series B Preferred stock and on October 14, 2014 a certificate of designation was filed with the state of Delaware designating 1,000,000 shares with a par value of $0.001, a stated value of $5.00 per share and convertible into the Company's common stock at $0.05 per share. As of October 31, 2014, the Company had -0- shares of Convertible Preferred Stock Series B issued and outstanding. The Series B Preferred stock will bear dividends at a rate of 10% per annum and shall accrue on the stated value of such shares of the Series B Stock. Dividends accrue whether or not they have been declared by the Board of Directors. At the election of the Company, it may satisfy its obligations hereunder to pay dividends on the Series B stock by issuing shares of common stock to the holders of Series B stock on a uniform and prorated basis. Each share of Series B Stock is convertible at the option of the holder thereof at any time into a number of shares of Common Stock determined by dividing the Stated Value by the Conversion Price then in effect. The conversion price for the Series B Stock is equal to $0.05 per share. Each holder of Series B stock shall be entitled to the number of votes equal to two hundred (200) votes for each shares of Series B stock held by them.

In the event of (a) the sale, conveyance, exchange, exclusive license, lease or other disposition of all or substantially all of the intellectual property or assets of the Company, (b) any acquisition of the Company by means of consolidation, stock exchange, stock sale, merger of other form of corporate reorganization of the Company with any other entity in which the Company's stockholders prior to the consolidation or merger own less than a majority of the voting securities of the surviving entity, or (c) the winding up or dissolution of the Company, whether voluntary or involuntary (each such event in clause (a), (b) or (c) a "liquidation event"), the Board shall determine in good faith the amount legally available for distribution to stockholders after taking into account the distribution of assets among, or payment thereof over to, creditors of the Company (the "net assets available for distribution"). The holders of the Series A stock then outstanding shall be entitled to be paid out of the net assets available for Distribution (or the consideration received in such transaction) before any payment or distribution shall be made to the holders of any class of preferred stock ranking junior to the Series B Stock or to the Common Stock, an amount for each share of Series B Stock equal to all accrued and unpaid Preferred Dividends plus the Stated Value, as adjusted (the "Series B Liquidation Amount").

As of October 31, 2014 and 2013, there have been no shares issued or dividends accrued.